Related parties (Detail 3) - Dec. 31, 2023 SFr in Millions, $ in Millions	CHF (SFr)	USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Unused uncommitted credit facilities	SFr 12	$ 14